ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 10 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	March 31,	March 31,
	2024	2023
Customer security deposit (1)	$71,333	$97,022
Professional service fee payable	—	60,000
Rent payable	9,720	17,739
Others	24,106	29,724
Accrued expenses and other current liabilities	$105,159	$204,485
(1)	Customer security deposit mainly includes deposits paid by customers of leasing equipment business.